Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 37,965	$ 21,779
Interest-bearing deposits in banks	7,111	3,970
Cash and cash equivalents	45,076	25,749
Federal Home Loan Bank stock, at cost	4,428	4,428
Securities available for sale	184,791	209,480
Loans held for sale	1,539	1,094
Loans receivable, net of allowance for loan losses of $4,826 at December 31, 2017 and $6,112 at December 31, 2016	637,102	604,286
Accrued interest receivable	3,589	3,799
Foreclosed assets, net	3,369	2,397
Bank owned life insurance	10,368	10,662
Premises and equipment, net	22,700	23,461
Deferred tax assets	1,764	3,052
Other assets	2,784	3,078
Total assets	917,510	891,486
Deposits:
Non-interest-bearing accounts	136,197	131,145
Interest-bearing accounts:
Interest bearing checking accounts	208,496	209,347
Savings and money market accounts	104,347	99,312
Other time deposits	304,969	293,078
Total deposits	754,009	732,882
Advances from Federal Home Loan Bank	23,000	11,000
Repurchase agreements	38,353	47,655
Subordinated debentures	10,310	10,310
Advances from borrowers for taxes and insurance	808	766
Accrued expenses and other liabilities	3,618	2,445
Total liabilities	830,098	805,058
Stockholders' equity
Preferred stock, par value $0.01 per share; authorized 500,000 shares; no shares issued or outstanding at December 31, 2017 and December 31, 2016
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,976,131 issued and 6,637,771 outstanding at December 31, 2017 and 7,963,378 issued and 6,717,242 outstanding at December 31, 2016	80	80
Additional paid-in-capital	58,825	58,660
Retained earnings	51,162	49,035
Treasury stock, at cost (1,338,360 shares at December 31, 2017 and 1,246,136 shares at December 31, 2016)	(16,655)	(15,347)
Unearned ESOP shares (at cost 434,548 shares at December 31, 2017 and 498,346 at December 31, 2016)	(5,901)	(6,548)
Accumulated other comprehensive income (loss)	(99)	548
Total stockholders' equity	87,412	86,428
Total liabilities and stockholders' equity	$ 917,510	$ 891,486